Interest-bearing Financial Liabilities - Summary of Scheduled Maturities of Consolidated Outstanding Long-term and Short-term Debt at Nominal Values (Detail) - Dec. 31, 2022
₱ in Millions, $ in Millions
	USD ($)	PHP (₱)
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		₱ 251,859
U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	$ 762	42,531
Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		209,328
Less than 1 year [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		32,645
Less than 1 year [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	39	2,177
Less than 1 year [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		30,468
1-2 years [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		11,642
1-2 years [Member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	39	2,177
1-2 years [Member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		9,465
2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		22,801
2025 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14	781
2025 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		22,020
2026
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		14,986
2026 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14	781
2026 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		14,205
2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		26,607
2027 | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	14	782
2027 | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		25,825
Later than five years [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		143,178
Later than five years [member] | U.S. Dollars [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)	$ 642	35,833
Later than five years [member] | Philippine Peso [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Total long-term debt (Note 28)		₱ 107,345